UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08003
                                                    ----------

                       Advantage Advisers Troon Fund, LLC
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-667-4225
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                                                       [ADVANTAGE ADVISERS LOGO]








                      ADVANTAGE ADVISERS TROON FUND, L.L.C.


                              FINANCIAL STATEMENTS

                     FOR THE SIX-MONTHS ENDED JUNE 30, 2005
                                   (UNAUDITED)

                      ADVANTAGE ADVISERS TROON FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2005
                                   (UNAUDITED)




                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital .......................  1

Schedule of Portfolio Investments ...........................................  2

Schedule of Securities Sold, Not Yet Purchased ..............................  8

Statement of Operations .....................................................  9

Statements of Changes in Members' Capital ................................... 10

Notes to Financial Statements ............................................... 11

Supplemental Information .................................................... 19

ADVANTAGE ADVISERS TROON FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
-------------------------------------------------------------------------------

                                                                                    JUNE 30, 2005
                                                                                      (UNAUDITED)

ASSETS
Investments in securities, at market (cost - $64,357,284)                           $ 89,645,694
Due from broker                                                                       29,208,336
Receivable for investment secuities sold                                              21,099,825
Interest receivable                                                                       24,405
Dividends receivable                                                                       9,661
Other assets                                                                              33,243
                                                                                    ------------
    TOTAL ASSETS                                                                     140,021,164
                                                                                    ------------


LIABILITIES
Securities sold, not yet purchased, at market value (proceeds - $18,048,813)          17,860,450
Payable for investment securities purchased                                           34,639,078
Administration fees payable                                                               73,896
Accounting and investor services fees payable                                             54,518
Accrued expenses                                                                         181,092
                                                                                    ------------
    TOTAL LIABILITIES                                                                 52,809,034
                                                                                    ------------

      NET ASSETS                                                                    $ 87,212,130
                                                                                    ============


MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                           $ 45,366,837
Accumulated net investment loss                                                         (583,427)
Accumulated net realized gain on investments                                          16,951,947
Net unrealized appreciation on investments                                            25,476,773
                                                                                    ------------
    MEMBERS' CAPITAL - NET ASSETS                                                   $ 87,212,130
                                                                                    ============


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           JUNE 30, 2005
                                                                                           MARKET VALUE
SHARES
               COMMON STOCK - 101.87%
               UNITED STATES - 101.67%
                  ADVERTISING SALES - 0.62%
   12,669            Lamar Advertising Co., Class A*                                        $   541,853
                                                                                            -----------
                  APPLICATIONS SOFTWARE - 2.59%
   90,963            Microsoft Corp.                                                          2,259,521
                                                                                            -----------
                  BROADCASTING SERVICES / PROGRAMMING - 7.88%
   40,291            Liberty Global, Inc., Class A*                                           1,877,964
  489,937            Liberty Media Corp., Class A*                              (a)           4,992,458
                                                                                            -----------
                                                                                              6,870,422
                                                                                            -----------
                  CABLE TV - 4.59%
   33,826            Comcast Corp., Class A*                                                  1,037,443
   33,826            Comcast Corp., Special Class A*                                          1,013,089
  103,129            DIRECTV Group, Inc.*                                                     1,598,500
   11,776            EchoStar Communications Corp., Class A                                     355,164
                                                                                            -----------
                                                                                              4,004,196
                                                                                            -----------
                  CASINO HOTELS - 6.61%
   63,462            Las Vegas Sands Corp.*                                                   2,268,767
   46,721            MGM Mirage*                                                              1,849,217
   34,760            Wynn Resorts, Ltd.*                                        (b)           1,643,105
                                                                                            -----------
                                                                                              5,761,089
                                                                                            -----------
                  CASINO SERVICES - 1.41%
   43,736            International Game Technology                                            1,231,168
                                                                                            -----------
                  COMMUNICATIONS SOFTWARE - 0.34%
   19,365            InPhonic, Inc.*                                                            295,316
                                                                                            -----------
                  COMPUTERS - 2.86%
   46,316            Apple Computer, Inc.*                                      (b)           1,704,892
   19,941            Dell, Inc.*                                                                786,872
                                                                                            -----------
                                                                                              2,491,764
                                                                                            -----------
                  E-COMMERCE / PRODUCTS - 1.64%
   32,753            Blue Nile, Inc.*                                                         1,070,695
   16,776            Provide Commerce, Inc.*                                                    362,194
                                                                                            -----------
                                                                                              1,432,889
                                                                                            -----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                           JUNE 30, 2005
                                                                                           MARKET VALUE
SHARES
               COMMON STOCK (CONTINUED)
               UNITED STATES (CONTINUED)
                  E-COMMERCE / SERVICES - 5.57%
   50,414            eBay, Inc.*                                                (b)         $ 1,664,166
   11,375            HomeStore, Inc.*                                                            23,091
  132,030            IAC/InterActiveCorp*                                                     3,171,361
                                                                                            -----------
                                                                                              4,858,618
                                                                                            -----------
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS - 3.88%
   51,876            Intel Corp.                                                              1,349,813
   40,297            NVIDIA Corp.*                                                            1,076,736
   34,226            Texas Instruments, Inc.                                                    960,724
                                                                                            -----------
                                                                                              3,387,273
                                                                                            -----------
                  ENTERPRISE SOFTWARE / SERVICES - 2.94%
  194,491            Oracle Corp.*                                                            2,567,281
                                                                                            -----------
                  ENTERTAINMENT SOFTWARE - 2.79%
   43,009            Electronic Arts, Inc.*                                                   2,434,740
                                                                                            -----------
                  FINANCE - INVESTMENT BANKER / BROKER - 0.97%
   75,322            Charles Schwab Corp.                                                       849,632
                                                                                            -----------
                  FINANCE - OTHER SERVICES - 1.63%
    4,815            Chicago Mercantile Exchange Holdings, Inc.                               1,422,833
                                                                                            -----------
                  HOTELS & MOTELS - 2.62%
   95,667            Hilton Hotels Corp.                                                      2,281,658
                                                                                            -----------
                  INTERNET CONTENT - ENTERTAINMENT - 0.13%
    6,439            Audible, Inc.*                                                             111,845
                                                                                            -----------
                  INTERNET CONTENT - INFORMATION / NETWORK - 0.06%
    4,552            CNET Networks, Inc.*                                                        53,441
                                                                                            -----------
                  INTERNET INFRASTRUCTURE SOFTWARE - 0.03%
    4,323            Opsware, Inc.*                                                              22,134
                                                                                            -----------
                  INTERNET SECURITY - 5.08%
   45,178            Symantec Corp.*                                                            982,170
  119,931            VeriSign, Inc.*                                            (a)           3,449,215
                                                                                            -----------
                                                                                              4,431,385
                                                                                            -----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                           JUNE 30, 2005
                                                                                           MARKET VALUE
SHARES
               COMMON STOCK (CONTINUED)
               UNITED STATES (CONTINUED)
                  MEDICAL - BIOMEDICAL / GENETICS - 1.91%
   20,731            Genentech, Inc.*                                                       $ 1,664,285
                                                                                            -----------
                  MULTIMEDIA - 9.15%
   10,581            Gemstar-TV Guide International, Inc.*                                       37,986
   98,198            News Corp., Class A                                                      1,588,843
   92,650            News Corp., Class B                                                      1,562,079
  157,184            Time Warner, Inc.*                                         (b)           2,626,545
   85,872            Walt Disney Co.                                                          2,162,257
                                                                                            -----------
                                                                                              7,977,710
                                                                                            -----------
                  NETWORKING PRODUCTS - 3.58%
  113,230            Cisco Systems, Inc.*                                                     2,160,429
   38,080            Juniper Networks, Inc.*                                                    958,854
                                                                                            -----------
                                                                                              3,119,283
                                                                                            -----------
                  OIL COMPANIES - INTEGRATED - 0.01%
      229            Suncor Energy, Inc.                                        (b)              10,836
                                                                                            -----------
                  REITS - DIVERSIFIED - 1.63%
   17,627            Vornado Realty Trust                                                     1,417,211
                                                                                            -----------
                  REITS - HOTELS - 1.50%
   74,938            Host Marriott Corp.                                                      1,311,415
                                                                                            -----------
                  REITS - REGIONAL MALLS - 3.51%
   74,507            General Growth Properties, Inc.                                          3,061,493
                                                                                            -----------
                  RETAIL - APPAREL / SHOES - 0.91%
   31,765            DSW, Inc., Class A*                                                        792,537
                                                                                            -----------
                  RETAIL - BEDDING - 1.83%
   38,239            Bed, Bath & Beyond, Inc.*                                                1,597,625
                                                                                            -----------
                  RETAIL - CONSUMER ELECTRONICS - 0.00%
        6            Best Buy Co., Inc.                                         (b)                 411
                                                                                            -----------
                  RETAIL - MAJOR DEPARTMENT STORE - 0.04%
      231            Sears Holdings Corp.*                                      (b)              34,620
                                                                                            -----------
                  RETAIL - RESTAURANTS - 1.48%
   25,005            Starbucks Corp.*                                                         1,291,758
                                                                                            -----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                           JUNE 30, 2005
                                                                                           MARKET VALUE
SHARES
               COMMON STOCK (CONTINUED)
               UNITED STATES (CONTINUED)
                  TELECOMMUNICATION EQUIPMENT - FIBER OPTICS - 3.07%
  161,071            Corning, Inc.*                                                         $ 2,677,000
                                                                                            -----------
                  WEB PORTALS / ISP - 14.54%
   20,896            Google, Inc., Class A*                                                   6,146,558
  188,624            Yahoo!, Inc.*                                              (a)           6,535,822
                                                                                            -----------
                                                                                             12,682,380
                                                                                            -----------
                  WIRELESS EQUIPMENT - 4.27%
  109,205            Motorola, Inc.                                                           1,994,083
  103,837            Nokia Oyj - Sponsored ADR                                                1,727,848
                                                                                            -----------
                                                                                              3,721,931
                                                                                            -----------
               TOTAL UNITED STATES (Cost $63,196,870)                                        88,669,553
                                                                                            -----------
               UNITED KINGDOM - 0.20%
                  INTERNET GAMBLING - 0.20%
   66,252            PartyGaming, PLC*                                                          176,941
                                                                                            -----------
               TOTAL UNITED KINGDOM (COST $165,416)                                             176,941
                                                                                            -----------
               TOTAL COMMON STOCK (COST $63,362,286)                                        $88,846,494
                                                                                            -----------
CONTRACTS
               PURCHASED OPTIONS - 0.92%
                  CALL OPTIONS - 0.82%
                  CASINO HOTELS - 0.03%
       42            Wynn Resorts, Ltd., 07/16/05, $40.00                                   $    30,660
                                                                                            -----------
                  COMPUTERS - 0.10%
      210            Apple Computer, Inc., 07/16/05, $32.50                                      90,300
                                                                                            -----------
                  E-COMMERCE / SERVICES - 0.11%
       87            eBay, Inc., 07/16/05, $25.00                                                69,600
       87            eBay, Inc., 07/16/05, $30.00                                                27,840
                                                                                            -----------
                                                                                                 97,44
                                                                                            -----------
                  INTERNET CONTENT - INFORMATION / NETWORK - 0.16%
      180            Ask Jeeves, Inc., 07/16/05, $22.50                                         136,800
                                                                                            -----------
                  MULTIMEDIA - 0.01%
      120            Time Warner, Inc., 07/16/05, $16.00                                          9,000
                                                                                            -----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                           JUNE 30, 2005
                                                                                           MARKET VALUE
CONTRACTS
               PURCHASED OPTIONS (CONTINUED)
               CALL OPTIONS (CONTINUED)
                  OIL & GAS DRILLING - 0.11%
       60            GlobalSantaFe Corp., 07/16/05, $35.00                                  $    33,600
      120            Rowan Co., Inc., 07/16/05, $25.00                                           62,400
                                                                                            -----------
                                                                                                 96,000
                                                                                            -----------
                  OIL COMPANIES - INTEGRATED - 0.10%
      120            Suncor Energy, Inc., 07/16/05, $40.00                                       86,400
                                                                                            -----------
                  RETAIL - CONSUMER ELECTRONICS - 0.03%
       60            Best Buy Co., Inc., 07/16/05, $65.00                                        22,200
                                                                                            -----------
                  RETAIL - MAJOR DEPARTMENT STORE - 0.17%
       60            Sears Holdings Corp., 07/16/05, $125.00                                    148,800
                                                                                            -----------
               TOTAL CALL OPTIONS (COST $916,037)                                               717,600
                                                                                            -----------
                  PUT OPTIONS - 0.10%
                  E-COMMERCE / SERVICES - 0.10%
      120            eBay, Inc., 07/16/05, $40.00                                                81,600
                                                                                            -----------
               TOTAL PUT OPTIONS (COST $78,961)                                                  81,600
                                                                                            -----------
               TOTAL PURCHASED OPTIONS (COST $994,998)                                      $   799,200
                                                                                            -----------

               TOTAL INVESTMENTS IN SECURITIES (COST $64,357,284) - 102.79%                 $89,645,694
                                                                                            -----------

               OTHER ASSETS, LESS LIABILITIES - (2.79%)                                      (2,433,564)
                                                                                            -----------

               NET ASSETS - 100.00%                                                         $87,212,130
                                                                                            ===========


(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(b)   Security held in connection with an open put or call option contract.

*     Non-income producing security.

ADR   American Depository Receipt


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

                                                    JUNE 30, 2005
                                                    PERCENTAGE OF
INVESTMENT IN SECURITIES - BY INDUSTRY              NET ASSETS (%)
--------------------------------------              --------------
   Advertising Sales                                     0.62
   Applications Software                                 2.59
   Broadcasting Services / Programming                   7.88
   Cable TV                                              4.59
   Casino Hotels                                         6.64
   Casino Services                                       1.41
   Communications Software                               0.34
   Computers                                             2.96
   E-Commerce / Products                                 1.64
   E-Commerce / Services                                 5.78
   Electronic Components - Semiconductors                3.88
   Enterprise Software / Services                        2.94
   Entertainment Software                                2.79
   Finance - Investment Banker / Broker                  0.97
   Finance - Other Services                              1.63
   Hotels & Motels                                       2.62
   Internet Content - Entertainment                      0.13
   Internet Content - Information / Network              0.22
   Internet Infrastructure Software                      0.03


                                                    JUNE 30, 2005
                                                    PERCENTAGE OF
INVESTMENT IN SECURITIES - BY INDUSTRY              NET ASSETS (%)
--------------------------------------              --------------
   Internet Gambling                                     0.20
   Internet Security                                     5.08
   Medical - Biomedical / Genetics                       1.91
   Multimedia                                            9.16
   Networking Products                                   3.58
   Oil Companies - Integrated                            0.11
   Oil & Gas Drilling                                    0.11
   REITS - Diversified                                   1.63
   REITS - Hotels                                        1.50
   REITS - Regional Malls                                3.51
   Retail - Apparel / Shoes                              0.91
   Retail - Bedding                                      1.83
   Retail - Consumer Electronics                         0.03
   Retail - Major Department Store                       0.21
   Retail - Restaurants                                  1.48
   Telecommunication Equipment - Fiber Optics            3.07
   Web Portals / ISP                                    14.54
   Wireless Equipment                                    4.27
                                                       ------
   TOTAL INVESTMENT IN SECURITIES                      102.79
                                                       ======


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            JUNE 30, 2005
                                                                                            MARKET VALUE
SHARES
               SECURITIES SOLD, NOT YET PURCHASED - (20.48%)
                  REGISTERED INVESTMENT COMPANY - (20.48%)
   41,694            Nasdaq-100 Index Tracking Stock                                        $ (1,533,505)
  136,994            SPDR Trust Series 1                                                     (16,326,945)
                                                                                            ------------
                                                                                             (17,860,450)
                                                                                            ------------
               TOTAL SECURITIES SOLD, NOT YET PURCHASED
               (PROCEEDS $18,048,813)                                                       $(17,860,450)
                                                                                            ============


                                                                                            JUNE 30, 2005
                                                                                            PERCENTAGE OF
SECURITIES SOLD, NOT YET PURCHASED - BY INDUSTRY                                            NET ASSETS (%)
------------------------------------------------                                            --------------
   Registered Investment Company                                                               (20.48)
                                                                                               ------
   TOTAL SECURITIES SOLD, NOT YET PURCHASED                                                    (20.48)
                                                                                               ======


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS ENDED
                                                                                         JUNE 30, 2005
                                                                                          (UNAUDITED)
INVESTMENT INCOME
      Interest                                                                           $    191,442
      Dividends (net of withholding taxes of $4,608)                                          111,872
      Other income                                                                             10,726
                                                                                         ------------
                                                                                              314,040
                                                                                         ------------
EXPENSES
      Administration fees                                                                     436,459
      Legal fees                                                                               72,723
      Audit and tax fees                                                                       69,152
      Prime broker fees                                                                        67,054
      Accounting and investor services fees                                                    61,922
      Dividends on securities sold, not yet purchased                                          57,801
      Custodian fees                                                                           38,884
      Insurance expense                                                                        34,371
      Printing expense                                                                         30,407
      Board of Managers' fees and expenses                                                     16,495
      Registration expense                                                                      6,943
      Miscellaneous                                                                             5,256
                                                                                         ------------
            TOTAL EXPENSES                                                                    897,467
                                                                                         ------------

            NET INVESTMENT LOSS                                                              (583,427)
                                                                                         ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   REALIZED GAIN (LOSS) ON INVESTMENTS:
      Investment securities                                                                17,943,610
      Securities sold, not yet purchased                                                     (991,663)
                                                                                         ------------
            NET REALIZED GAIN ON INVESTMENTS                                               16,951,947

   NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                                   (23,374,160)
                                                                                         ------------

            NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                (6,422,213)
                                                                                         ------------

            NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES          $ (7,005,640)
                                                                                         ============


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                            SPECIAL
                                                            ADVISORY
                                                             MEMBER             MEMBERS             TOTAL
                                                          -------------      -------------      -------------
MEMBERS' CAPITAL, DECEMBER 31, 2003                       $          --      $ 113,754,844      $ 113,754,844
                                                          -------------      -------------      -------------
FROM INVESTMENT ACTIVITIES
   Net investment loss                                               --         (1,565,701)        (1,565,701)
   Net realized gain on investments                                  --         19,922,026         19,922,026
   Net change in unrealized depreciation
      on investments                                                 --           (375,388)          (375,388)
   Incentive allocation                                          87,234            (87,234)                --
                                                          -------------      -------------      -------------
      NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM INVESTMENT ACTIVITIES                      87,234         17,893,703         17,980,937
                                                          -------------      -------------      -------------
MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                             --             49,750             49,750
   Capital withdrawals                                          (87,234)       (37,680,527)       (37,767,761)
                                                          -------------      -------------      -------------
      NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                      (87,234)       (37,630,777)       (37,718,011)
                                                          -------------      -------------      -------------
MEMBERS' CAPITAL, DECEMBER 31, 2004                       $          --      $  94,017,770      $  94,017,770
                                                          =============      =============      =============
FROM INVESTMENT ACTIVITIES
   Net investment loss                                    $          --      $    (583,427)     $    (583,427)
   Net realized gain on investments                                  --         16,951,947         16,951,947
   Net change in unrealized depreciation
      on investments                                                 --        (23,374,160)       (23,374,160)
                                                          -------------      -------------      -------------
      NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM INVESTMENT ACTIVITIES                          --         (7,005,640)        (7,005,640)
                                                          -------------      -------------      -------------
MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                             --            200,000            200,000
   Capital withdrawals                                               --                 --                 --
                                                          -------------      -------------      -------------
      NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                           --            200,000            200,000
                                                          -------------      -------------      -------------
MEMBERS' CAPITAL, JUNE 30, 2005                           $          --      $  87,212,130      $  87,212,130
                                                          =============      =============      =============


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      1. ORGANIZATION

         Advantage Advisers Troon Fund, L.L.C., (the "Company"), was organized under the Delaware Revised Uniform Limited Partnership Act on December 12, 1996. Effective May 9, 2003, pursuant to the approval of the Limited Partners, the Company was converted to a Delaware limited liability company. At such time, the general partner's interest was converted to a member interest and a Special Advisory Account was established for the investment adviser. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to seek long-term capital appreciation. The Company pursues this objective by investing principally in equity securities of publicly traded U.S. companies. The Company may also invest in equity securities of foreign issuers, bonds, options and other fixed-income securities of U.S. issuers.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are five members of the Board of Managers, one of whom is considered an "interested person" under the Act. The Company's investment adviser is Troon Management, L.L.C. (the "Adviser"), a Delaware limited liability company. The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser serves as the investment adviser to the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member of the Adviser, and Mark Asset Management Corp. ("MAMC") is a non-managing member of the Adviser. Investment professionals employed by MAMC manage the Company's investment portfolio on behalf of and under the supervision of the Adviser.

         The acceptance of initial and additional contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members once in each year effective as of the end of each such year.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         a.   REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         b.   PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         (i) Domestic exchange traded securities (other than options and those securities traded on the NASDAQ) shall be valued:

              (1) at  their  last  composite  sale  prices  as  reported  on the exchanges where those securities are traded; or

              (2) If no sales of those  securities  are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

         (ii) Securities traded on NASDAQ shall be valued:

              (1) at the NASDAQ  Official  Closing Price ("NOCP")  (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

              (2) if no NOCP is available,  at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         b.   PORTFOLIO VALUATION (CONTINUED)

              (3) if no sale is shown on NASDAQ, at the bid price; or

              (4) if no sale is shown and no bid price is  available,  the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

         Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

      2. Significant Accounting Policies (continued)

         b.   PORTFOLIO VALUATION (CONTINUED)

         Fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the illiquidity of the market for the security or other investment.

         c.   CASH EQUIVALENTS

         The Company treats all highly liquid financial instruments that mature within three months of the time of purchase as cash equivalents.

         d.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified ($1,565,701) and $19,922,026 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions for the year ended December 31, 2004. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain management and administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the six months ended June 30, 2005, Oppenheimer earned $875 in brokerage commissions from portfolio transactions executed on behalf of the Company.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Net profits or losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (except the Special Advisory Member) as of the last day of each fiscal period in accordance with the Members' respective investment percentages for the fiscal period. The Adviser in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such Member during such period. The incentive allocation is credited to the Special Advisory Account of the Adviser but will only be charged to a Member only to the extent that cumulative net profits with respect to such Member through the close of any period exceeds the highest level of cumulative net profits with respect to such Member through the close of any prior period. For each incentive allocation period, the Adviser can elect to withdraw the incentive allocation within 30 days from the Special Advisory Account. During the six months ended June 30, 2005, there was no incentive allocation to the Special Advisory Member.

         At June 30, 2005, the Adviser had an investment in the Company amounting to $1,391,339, and is included in Members' Capital.

         Each Member of the Board of Managers (each a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. A Manager who is an "interested person" does not receive any annual or other fee from the Company. Managers who are not "interested persons" are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc. ("PFPC") serves as the accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PFPC an administrative fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the six months ended June 30, 2005, there was no sales commissions earned by Oppenheimer.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

      4. INDEMNIFICATIONS

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

      5. SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2005, amounted to $81,926,839 and $126,459,249, respectively.

         At  December  31,  2004,  the  aggregate  cost for  Federal  income tax
         purposes  of  portfolio   investments  and  securities  sold,  not  yet
         purchased was $95,998,457 and $43,558,943, respectively.

         For Federal income tax purposes, at December 31, 2004, accumulated net unrealized appreciation on investments was $35,810,631, consisting of $46,129,191 gross unrealized appreciation and $10,318,560 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, net of unsettled trades, and excess cash, held at the prime broker as of June 30, 2005.

      6. SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the six months ended June 30, 2005, the Company had no outstanding margin borrowings.

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security or currency at a price different from the current market value. During the six months ended June 30, 2005, the Company had no transactions in written options.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      8. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                    SIX MONTHS
                                       ENDED           YEAR ENDED     YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED
                                      JUNE 30,        DECEMBER 31,   DECEMBER 31,     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                        2005              2004           2003             2002           2001            2000
                                   -------------     -------------  --------------   -------------  --------------  --------------
Net assets, end of period
  (000s)                              $87,212           $94,018        $113,755         $95,519        $221,836        $351,887
Ratio of net investment loss
  to average net assets**               (1.35%)***        (1.39%)         (1.46%)         (0.93%)         (0.88%)         (0.96%)
Ratio of expenses to average
  net assets**                           2.07%***          2.38%           1.83%           1.47%           1.38%           1.34%
Ratio of incentive allocation
  to average net assets                     0%             0.08%           0.11%              0%              0%           1.17%
Portfolio turnover                      86.84%              150%             98%            107%             60%             89%
Total return - gross*                   (7.44%)           15.80%          46.48%         (34.23%)        (25.89%)        (44.75%)
Total return - net*                     (7.44%)           12.64%          37.18%         (34.23%)        (25.89%)        (44.75%)
Average debt ratio                        N/A              0.12%           0.00%+          0.06%           0.13%           0.51%

   * Total return assumes a purchase of an interest in the Company on the first day of the year and a sale of the interest on the last day of the period, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent. Total return for periods of less than one year has not been annualized.

   ** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

   ***   Annualized.

   +     Less than 0.01%

   N/A   NOT APPLICABLE

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.       PROXY VOTING

         A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's ("SEC"'s) website at http://www.sec.gov.

         Information regarding how the Company voted proxies relating to portfolio securities during the period from inception through June 30, 2005 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.

II.      PORTFOLIO HOLDINGS

         The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

III.     APPROVAL OF INVESTMENT ADVISORY AGREEMENT

         At a meeting held on April 22, 2005, the Board of Managers of the Company (the "Board") completed its annual consideration of, and approved the renewal of, the Company's investment advisory agreement with the Adviser. The process culminating in the annual approval included: a number of in-person and telephonic meetings among Board members, management and counsel; the formation and operation of a contract review committee consisting of members of the Company's Board and the boards of other registered and unregistered domestic and foreign funds advised by Oppenheimer affiliates; joint, coordinated information requests by committee members and counsel focused on areas of common interest and concern; meetings with senior management of Oppenheimer in which they expressed the firm's commitment of financial and other resources to the investment advisory business generally and to the registered funds platform, which includes the Company, including a commitment that any operating losses incurred in connection with Oppenheimer's advisory business would not adversely affect the quality of the services provided to the Company; and consideration of the Company's advisory arrangements in the context of the Adviser and its affiliates' overall business.

         In approving the renewal of the advisory agreement, the Board, including each of the Independent Managers, reviewed various written materials provided by the Adviser at the request of the Board and assessed: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company (including fee and expense information for comparable funds) and the

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

         profitability of the Adviser and its affiliates with respect to its relationship with the Company; (iv) the extent to which economies of scale would be realized as the Company grows; and (v) whether fee levels reflect these economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and Oppenheimer, an affiliate of the Adviser, which provides certain administrative services to the Company.

         In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and compensation of personnel providing services to the Company, employee structure and compensation. In addition, Independent Managers met with senior management of Oppenheimer to discuss these and other matters relevant to their deliberations. The Board also reviewed a written business plan requested from management and also reviewed management's budget plans for the coming year with respect to resource allocations. The Board also considered the extent, if any, to which lower advisory fee revenues might adversely affect services provided to the Company. The Board considered the implications to the Company of the third-party hedge fund platform developed by Oppenheimer and its potential effect on the distribution of and marketing services for the Company, and reviewed current marketing efforts for the Company.

         Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including research and portfolio management services and benefits from the administrative services and compliance infrastructure provided by the Adviser and Oppenheimer. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving the services required from the Adviser under its agreement with the Company, and that these services were of appropriate quality.

         In connection with its consideration of the investment advisory agreement, the Board reviewed materials relating to the Company's investment performance on a quarterly basis. The Board considered the Company's historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. Although the investment performance of the Company trailed the performance of many similar funds and relevant indices, the Board took cognizance of the fact that many of the Company's members chose to invest in the Company because of their desire to invest in a product managed by particular personnel of the Adviser's non-managing Member and concluded, in view of this apparent investor preference and, after consideration of other relevant facts and circumstances, that the relative performance of the Company was acceptable.

         The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser and Oppenheimer under the investment advisory agreement and administrative services agreement, respectively. In this regard, the Board reviewed a comparison of the Company's fees and expenses to those of comparable registered funds, and concluded that the Company's fees and expenses are similar to those of the other funds. The Board also considered revenues received by the Adviser and Oppenheimer from the Company, including fees and incentive allocations, if any, as well as data regarding the Adviser's financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Company and payments made to registered

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

         representatives of Oppenheimer for services they provide to investors. The Board reviewed the methodology used to estimate these costs, as set forth in the profitability materials provided by management. It also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships to the Company. Although the Board noted that the Adviser and Oppenheimer generally were not currently realizing a profit from their relationships with the Company, the Adviser's continued willingness to manage the Company and Oppenheimer's willingness to support the Adviser's operations evidenced their commitment to providing quality services to the Company.

         In connection with the Board's assessment of the profitability of the Adviser and its affiliates, the Board considered that a portion of the brokerage commissions paid by the Company are used to obtain research-related services that may benefit the Adviser. The Board also recognized that the Adviser and Oppenheimer support the distribution of interests in the Company by making direct payments from their own resources to financial advisors of Oppenheimer in connection with investor-related services.

         Based on its review of information relating to the Company's fees and expenses and the profitability of the Adviser and its affiliates, the Board concluded that the Company's fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser and Oppenheimer, and concluded that the Company's advisory fees and expenses were within industry norms.

         With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board concluded that, as economies of scale are predicated on increasing levels of assets, economies of scale are not being realized at the present time because there have been net outflows of capital from the Company.

         Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent Managers:

           1. the nature, extent and quality of the services provided by the Adviser are adequate and appropriate;

           2. the fees to be paid to the Adviser and Oppenheimer are reasonable and appropriate in light of comparative expense and advisory fee information and benefits to be derived by the Adviser and its affiliates from their relationships with the Company;

           3. the Adviser's fees are reasonable in light of the advisory fees charged by the Adviser and other investment advisers to similar investment vehicles receiving similar services, and in light of the fact that, absent any performance allocation, the expenses associated with providing services to the Company have exceeded, and may continue to exceed, the fees payable by the Company;

           4. in light of a declining level of Company assets over the past several years, economies of scale are not being realized by the Adviser or Oppenheimer at current asset levels; and

           5. the approval of the renewal of the Company's investment advisory agreement for an additional annual period is in the best interests of the Company and its members.

                      [This Page Intentionally Left Blank]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the  Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  Advantage Advisers Troon Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ Bryan McKigney
                         -------------------------------------------------------
                              Bryan McKigney, Principal Executive Officer
                              (principal executive officer)


Date          August 25, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Bryan McKigney
                         -------------------------------------------------------
                              Bryan McKigney, Principal Executive Officer and
                              Principal Financial Officer
                              (principal executive officer and principal
                              financial officer)

Date          August 25, 2005
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.